Commitments - Schedule of Commitments (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 18,155
IT licensing agreements
Disclosure of contingent liabilities [line items]
Total commitments	1,006
License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	16,815
Clinical & Research and Development agreements
Disclosure of contingent liabilities [line items]
Total commitments	335
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,310
Less than One Year [member] | IT licensing agreements
Disclosure of contingent liabilities [line items]
Total commitments	445
Less than One Year [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,530
Less than One Year [member] | Clinical & Research and Development agreements
Disclosure of contingent liabilities [line items]
Total commitments	335
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,620
1-3 years [member] | IT licensing agreements
Disclosure of contingent liabilities [line items]
Total commitments	560
1-3 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
3-5 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	9,165
More than Five Years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 9,165